Note 19 - Leases - Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Balance	$ 295	$ 446
Depreciation	(124)	(137)	$ (115)
Foreign currency movement	(15)	(14)
Balance	$ 156	$ 295	$ 446